EQUIPMENT (Tables)	3 Months Ended
Feb. 28, 2022
Disclosure Equipment Abstract
Schedule of Equipment

	Computer Equipment	Vehicles	Total
	$	$	$
Cost:
At November 30, 2020	93,962	43,303	137,265
Disposals	(93,962)	-	(93,962)
At November 30, 2021	-	43,303	43,303
Disposals	-	(43,303)	(43,303)
At February 28, 2022	-	-	-

Depreciation:
At November 30, 2020	29,011	-	29,011
Additions	19,485	12,991	32,476
Disposals	(48,496)	-	(48,496)
At November 30, 2021	-	12,991	12,991
Disposals	-	(12,991)	(12,991)
At February 28, 2022	-	-	-

Net book value:
At November 30, 2021	-	30,312	30,312
At February 28, 2022	-	-	-